Segment information (Details) - Exascale Labs Inc [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues	$ 14,822,799	$ 7,015,512
Cost of revenues	(12,404,546)	(5,910,315)
Gross profit	2,418,253	1,105,197
Research and development expenses
– Outsourcing research and development expenses	(4,079,430)	(2,787,346)
– Computing power costs and others	(1,410,755)	(10,560)
Selling and marketing expenses
– Staff costs, employee benefits and office expenses	(499,392)	(835,889)
– Share-based compensation		(153,266)
General and administrative expenses
– Staff costs, employee benefits and Others	(444,259)	(328,662)
– Professional service expenses	(785,257)	(34,320)
Loss from operations	(4,800,840)	(3,044,846)
Change in fair value of simple agreements for future equity	(7,377,383)	(4,614,821)
Other income	15,832
Income tax expenses
Allocation of income – basic and diluted	$ (12,162,391)	$ (7,659,667)